STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME (Unaudited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income including noncontrolling interest	$ 2,288	$ 2,001	$ 4,584
OTHER COMPREHENSIVE INCOME (LOSS):
Pension and postretirement benefit plan, net of tax	9	(2)	(1)
Commodity cash flow hedge activity, net of tax:
Reclassification of (gain) loss on settled derivative instruments	11	(199)	19
Change in fair value of derivative instruments	(5)	79	115
Derivative hedge ineffectiveness reclassified into earnings	1		(1)
Commodity cash flow hedge activity, net of tax	16	(122)	132
COMPREHENSIVE INCOME INCLUDING NONCONTROLLING INTEREST	2,304	1,879	4,716
Preferred stock dividends	44	76	76
Comprehensive income attributable to noncontrolling interest	56
COMPREHENSIVE INCOME ATTRIBUTABLE TO COMMON STOCK	$ 2,204	$ 1,803	$ 4,640